Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005464
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%	11.91%	15.81%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%